CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Products and relative services	$ 8,642	$ 15,500	$ 18,342
Projects	17,534	622	2,205
Warranty and Support	3,334	2,551	3,089
Total revenues	29,510	18,673	23,636
Cost of revenues:
Products and related services	5,603	3,924	7,863
Projects	2,902	117	487
Warranty and Support	477	285	343
Total cost of revenues	8,982	4,326	8,693
Gross profit	20,528	14,347	14,943
Operating expenses:
Research and development	8,047	6,071	5,812
Less - royalty-bearing participation	1,693	1,582	1,664
Research and development, net	6,354	4,489	4,148
Selling and marketing, net	8,528	7,834	7,295
General and administrative	4,523	2,393	2,262
Total operating expenses	19,405	14,716	13,705
Operating income (loss)	1,123	(369)	1,238
Financial income (expenses), net	816	(433)	(332)
Income (loss) before taxes on income	1,939	(802)	906
Taxes on income	(24)	(121)	(180)
Net income (loss)	$ 1,915	$ (923)	$ 726
Net profit (loss) per share:
Basic net income (loss) per Ordinary Share	$ 0.18	$ (0.11)	$ 0.09
Diluted net income (loss) per Ordinary Share	$ 0.18	$ (0.11)	$ 0.08
Weighted average number of Ordinary Share used in computing basic net income (loss) per share	10,406,897	8,572,681	8,088,974
Weighted average number of Ordinary Share used in computing diluted net income (loss) per share	10,779,547	8,572,681	8,592,387